Short-Term and Long-Term Financial Liabilities - Schedule of Derivative liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Derivative liabilities [Abstract]
Opening balance
Initial recognition upon issuance	3,915,094
Change in fair value	(1,381,157)
Reclassification to equity on expiration of embedded features	(2,533,937)
Ending balance